[RIVERNORTH CAPITAL MANAGEMENT LETTERHEAD]

July 25, 2012

Securities and Exchange Commission

Public Filing Desk

100 F Street N.E.

Washington, D.C. 20549

RE: RiverNorth Funds, File Numbers 333-136185 and 811-21934

Ladies and Gentlemen:

On behalf of River North Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 16 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933 for the purpose of registering a new series, the RiverNorth Dynamic Buy-Write Fund.

If you have any questions, please contact me at 312-568-6506.

Very truly yours,

/s / Marc Collins

Marc Collins
General Counsel and Chief Compliance Officer
RiverNorth Capital Management, LLC